Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Tel: 202.739.3000

Fax: 202.739.3001

www.morganlewis.com

December 19, 2011

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Aspiriant Global Equity Trust: Initial Registration Statement on Form N-1A
File Nos. 333- and 811-

Ladies and Gentlemen:

On behalf of our client, Aspiriant Global Equity Trust (the “Trust”), we are filing, pursuant to the Securities Act of 1933, and under the Investment Company Act of 1940, the Trust’s registration statement on Form N-1A.

Please contact me at (202) 739-5654 with your questions or comments.

Sincerely,

/s/ W. John McGuire
W. John McGuire